Business Combinations - Purchase Price Consideration (Details) - Acquisition of Atkins $ in Thousands	Jul. 07, 2017 USD ($)
Business Acquisition [Line Items]
Cash paid	$ 673,763
Equity consideration paid to selling equity holders	117,567
Total cash and equity consideration	791,330
TRA payable to selling equity holders	25,675
Total consideration	$ 817,005